Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Short-term employee benefits	$ 6,868	$ 5,995
Share-based compensation	9,043	5,917
Termination payments	1,758	0
Total compensation for key management personnel	$ 17,669	$ 11,912